SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity

A summary of activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic value
		(US$/share)	(in years)	(Rmb)
Balance as of January 1, 2012	8,540,384	1.80
Granted	160,000	1.42
Exercise	(18,000)	1.42
Forfeited	(621,330)	1.51
Balance as of December 31, 2012	8,061,054	1.81	4.7	3,936,172
Vested and expected to vest as of December 31, 2012	7,114,422	1.82	4.5	3,344,962
Vested and exercisable as of December 31, 2012	3,379,206	1.87	3.8	1,145,040

Schedule of Unvested Shares Activity

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Fair Value in Grant Date
		(RMB/share)
Non-vested at January 1, 2012	6,988,848	7.59
Granted	160,000	5.60
Vested	(1,877,440)	8.29
Forfeited	(589,560)	5.00
Non-vested at December 31, 2012	4,681,848	7.56

Expected to vest as of December 31, 2012	3,735,216	7.64

Schedule of Share-Based Compensation Expense

The share-based compensation expense for the year ended December 31, 2012 was recorded in the respective items:

Costs of revenues	947,428
Selling expenses	2,128,245
General and administrative expenses	14,267,437
Total	17,343,110

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

The fair value of option grant during the year ended December 31, 2012 is estimated on the date of grant using Black-Scholes model with the following assumptions for options granted to employees:

Risk-free interest rate	0.78%
Expected term	4.8
Expected dividend yield	0%
Expected volatility	80%
Fair value per option at grant date (RMB)	5.60